Subsequent Event	3 Months Ended
Apr. 30, 2012
Subsequent Events [Abstract]
Subsequent Event

(15) Subsequent Event (Unaudited)

        In June 2012, we amended the Loan and Security Agreement with Silicon Valley Bank (as discussed in Note 10 above) to extend the maturity date of the revolving line of credit and, in conjunction, renegotiated the interest to the prime rate (3.25% in June 2012) from the greater of prime rate plus 0.75% (4.00% at April 30, 2012) and 4.75%.